Summary of the movements in the carrying value of right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
IfrsStatementLineItems [Line Items]
Balance as at the end of the year		₨ 449,840	₨ 538,422
Additions			21,428
Deletions		(157,509)	(22,084)
Depreciation (Refer note 13)		(62,643)	(87,936)	₨ (77,868)
Effects of movements in foreign exchange rates		22	10
Balance as at the end of the year	$ 3,028	229,710	449,840	538,422
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance as at the end of the year		441,871	521,534
Additions			21,428
Deletions		(157,509)	(21,110)
Depreciation (Refer note 13)		(54,674)	(79,967)
Effects of movements in foreign exchange rates		22	(14)
Balance as at the end of the year		229,710	441,871	521,534
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance as at the end of the year			950
Additions
Deletions			(974)
Depreciation (Refer note 13)
Effects of movements in foreign exchange rates			24
Balance as at the end of the year				950
Others [Member]
IfrsStatementLineItems [Line Items]
Balance as at the end of the year		7,969	15,938
Additions
Deletions
Depreciation (Refer note 13)		(7,969)	(7,969)
Effects of movements in foreign exchange rates
Balance as at the end of the year			₨ 7,969	₨ 15,938